Goodwill	12 Months Ended
Jun. 30, 2012
Goodwill
Goodwill

Note 8. Goodwill

Goodwill

The following table presents the changes in goodwill allocated to the reportable segments (in millions):

	Communications Test &	Advanced Optical
	Measurement	Technologies	Total
Balance as of July 3, 2010 (1)	$57.7	$8.3	$66.0
Goodwill from Acquisition	—	—	—
Adjustments primarily including currency translation adjustments related to the NSD Acquisition	1.4	—	1.4
Balance as of July 2, 2011 (2)	$59.1	$8.3	$67.4
Goodwill from Dyaptive Acquisition (3)	2.0	—	2.0
Adjustments primarily including currency translation adjustments related to the NSD Acquisition	(0.7)	—	(0.7)
Balance as of June 30, 2012 (4)	$60.4	$8.3	$68.7

(1)         Gross goodwill balances for CCOP, CommTest, and AOT were $5,111.3 million, $540.8 million, and $92.8 million, respectively as of July 3, 2010.

Accumulated impairment for CCOP, CommTest, and AOT were $5,111.3 million, $483.1 million, and $84.5 million, respectively as of July 3, 2010.

(2)         Gross goodwill balances for CCOP, CommTest, and AOT were $5,111.3 million, $542.2 million, and $92.8 million, respectively as of July 2, 2011.

Accumulated impairment for CCOP, CommTest, and AOT were $5,111.3 million, $483.1 million, and $84.5 million, respectively as of July 2, 2011.

(3)         See “Note 5. Mergers and Acquisitions” of the Notes to Consolidated Financial Statements for detail.

(4)         Gross goodwill balances for CCOP, CommTest, and AOT were $5,111.3 million, $543.5 million, and $92.8 million, respectively as of June 30, 2012.

Accumulated impairment for CCOP, CommTest, and AOT were $5,111.3 million, $483.1 million, and $84.5 million, respectively as of June 30, 2012.

The following table presents gross goodwill and accumulated impairment balances for the fiscal years ended June 30, 2012, and July 2, 2011 (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Gross goodwill balance	$5,747.6	$5,746.3
Accumulated impairment losses	(5,678.9)	(5,678.9)
Net goodwill balance	$68.7	$67.4

Impairment of Goodwill

The Company reviews goodwill for impairment annually during the fourth quarter of the fiscal year or more frequently if events or circumstances indicate that an impairment loss may have occurred. No triggering events were noted during the interim periods of fiscal 2012, 2011 or 2010 and thus, the Company reviewed goodwill for impairment during the fourth quarter. The Company determined that, based on its cash flow structure, organizational structure and the financial information that is provided to and reviewed by management for the periods ended fiscal 2012, 2011 and 2010, its reporting units are: CommTest, CCOP, COPG, ASG, and Flex.

Fiscal 2012:

In September 2011, the FASB amended its guidance to simplify testing goodwill for impairment. The amended guidance allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The Company elected to early adopt this accounting guidance during the fourth quarter of fiscal 2012. Per the qualitative assessment, the Company concluded that it was not more likely than not that the fair value of the reporting units that currently have goodwill recorded exceeded its carrying amount. In assessing the qualitative factors, the Company considered the impact of these key factors: change in industry and competitive environment, market capitalization, earnings multiples, budgeted-to-actual operating performance from prior year, and consolidated company stock price and performance etc. As such, it was not necessary to perform the two-step goodwill impairment test at this time and hence the Company recorded no impairment charge in accordance with its annual impairment test.

Fiscal 2011 and 2010:

Under the first step of the authoritative guidance for impairment testing, the fair value of the reporting units was determined based on a combination of the income approach, which estimates the fair value based on the future discounted cash flows, and the market approach, which estimates the fair value based on comparable market prices. Based on the first step of the analysis, the Company determined that the fair value of each reporting unit is significantly above its carrying amount. As such, the Company was not required to perform the second step analysis on any reporting unit to determine the amount of the impairment loss. The Company recorded no impairment charge in accordance with its annual impairment test.